Discontinued Operations (Detail) In Millions	12 Months Ended
	Mar. 31, 2011 USD ($)		Mar. 31, 2011 JPY (¥)		Mar. 31, 2010 JPY (¥)		Mar. 31, 2009 JPY (¥)
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Revenues	$ 277		¥ 23,040		¥ 51,041		¥ 64,756
Income from discontinued operations, net	163	[1],[2]	13,556	[1],[2]	14,453	[1],[2]	17,883	[1],[2]
Provision for income taxes	(64)	[2]	(5,297)	[2]	(5,715)	[2]	(8,719)	[2]
Discontinued operations, net of applicable tax effect	$ 99	[2]	¥ 8,259	[2]	¥ 8,738	[2]	¥ 9,164	[2]

[1]	Income from discontinued operations, net includes aggregate gains on sales of subsidiaries, business units, and rental properties in the amount of ¥19,653 million, ¥14,056 million and ¥14,393 million ($173 million) in fiscal 2009, 2010 and 2011, respectively.
[2]	Pursuant to FASB Accounting Standards Codification 205-20 ("Presentation of Financial Statements-Discontinued Operations"), the results of operations which meet the criteria for discontinued operations are reported as a separate component of income, and those related amounts that had been previously reported are reclassified.